UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10071

                        OPPENHEIMER EMERGING GROWTH FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: OCTOBER 31

                   Date of reporting period: JANUARY 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Emerging Growth Fund

STATEMENT OF INVESTMENTS  January 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                             SHARES                 VALUE
-------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--99.7%
-------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--17.5%
-------------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--0.6%
Keystone Automotive Industries, Inc. 1                                                       21,000       $       798,840
-------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.9%
Traffic.com, Inc. 1                                                                          93,400             1,120,800
-------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--4.5%
BJ's Restaurants, Inc. 1                                                                     40,000             1,011,200
-------------------------------------------------------------------------------------------------------------------------
Chipotle Mexican Grill, Inc., Cl. A 1                                                           900                42,768
-------------------------------------------------------------------------------------------------------------------------
Ctrip.com International Ltd., ADR                                                            12,800               792,576
-------------------------------------------------------------------------------------------------------------------------
Life Time Fitness, Inc. 1                                                                    31,800             1,227,162
-------------------------------------------------------------------------------------------------------------------------
Orient-Express Hotel Ltd.                                                                    29,600               955,488
-------------------------------------------------------------------------------------------------------------------------
Panera Bread Co., Cl. A 1                                                                     4,800               326,880
-------------------------------------------------------------------------------------------------------------------------
Scientific Games Corp., Cl. A 1                                                              36,700             1,176,235
                                                                                                          ---------------
                                                                                                                5,532,309
-------------------------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--4.0%
Coldwater Creek, Inc. 1                                                                      62,250             1,269,900
-------------------------------------------------------------------------------------------------------------------------
GSI Commerce, Inc. 1                                                                         57,400               968,338
-------------------------------------------------------------------------------------------------------------------------
Nutri/System, Inc. 1                                                                         40,000             1,956,000
-------------------------------------------------------------------------------------------------------------------------
VistaPrint Ltd. 1                                                                            24,200               731,566
                                                                                                          ---------------
                                                                                                                4,925,804
-------------------------------------------------------------------------------------------------------------------------
MEDIA--2.1%
Central European Media Enterprises Ltd., Cl. A 1                                             28,600             1,725,152
-------------------------------------------------------------------------------------------------------------------------
Focus Media Holding Ltd., ADR 1                                                              15,200               829,768
                                                                                                          ---------------
                                                                                                                2,554,920
-------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--4.7%
Citi Trends, Inc. 1                                                                          35,400             1,628,400
-------------------------------------------------------------------------------------------------------------------------
Gymboree Corp. 1                                                                             55,800             1,374,912
-------------------------------------------------------------------------------------------------------------------------
Hibbett Sporting Goods, Inc. 1                                                               16,200               496,530
-------------------------------------------------------------------------------------------------------------------------
Volcom, Inc. 1                                                                               44,800             1,699,712
-------------------------------------------------------------------------------------------------------------------------
Zumiez, Inc. 1                                                                               11,000               531,740
                                                                                                          ---------------
                                                                                                                5,731,294
-------------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.7%
Under Armour, Inc., Cl. A 1                                                                  21,200               847,788
CONSUMER STAPLES--3.1%
-------------------------------------------------------------------------------------------------------------------------
BEVERAGES--0.7%
Hansen Natural Corp. 1                                                                       10,000               878,000
-------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.0%
Central European Distribution Corp. 1                                                        30,200             1,161,492
-------------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--1.4%
Herbalife Ltd. 1                                                                             49,400             1,709,240
ENERGY--2.9%
-------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.7%
Hercules Offshore, Inc. 1                                                                    10,350               370,634
-------------------------------------------------------------------------------------------------------------------------
Superior Well Services, Inc. 1                                                               30,000               840,300


1                      |                        Oppenheimer Emerging Growth Fund

Oppenheimer Emerging Growth Fund

STATEMENT OF INVESTMENTS  January 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                             SHARES                 VALUE
-------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES CONTINUED
Todco, Cl. A                                                                                 20,200       $       900,920
                                                                                                          ---------------
                                                                                                                2,111,854
-------------------------------------------------------------------------------------------------------------------------
OIL & GAS--1.2%
GMX Resources, Inc. 1                                                                        28,000             1,347,080
-------------------------------------------------------------------------------------------------------------------------
Western Refining, Inc. 1                                                                      5,400               101,250
                                                                                                          ---------------
                                                                                                                1,448,330
FINANCIALS--2.6%
-------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.7%
Harris & Harris Group, Inc. 1                                                                56,400               869,688
-------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--0.6%
Hanmi Financial Corp.                                                                        36,400               691,236
-------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.7%
Nasdaq Stock Market, Inc. 1                                                                  20,000               838,200
-------------------------------------------------------------------------------------------------------------------------
REAL ESTATE--0.6%
CB Richard Ellis Group, Inc., Cl. A 1                                                        12,700               801,624
HEALTH CARE--27.7%
-------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--5.3%
Alkermes, Inc. 1                                                                             34,000               827,560
-------------------------------------------------------------------------------------------------------------------------
Arena Pharmaceuticals, Inc. 1                                                                96,900             1,644,393
-------------------------------------------------------------------------------------------------------------------------
Cubist Pharmaceuticals, Inc. 1                                                               48,300             1,045,212
-------------------------------------------------------------------------------------------------------------------------
SeraCare Life Sciences, Inc. 1                                                               33,900               296,286
-------------------------------------------------------------------------------------------------------------------------
United Therapeutics Corp. 1                                                                  10,300               666,101
-------------------------------------------------------------------------------------------------------------------------
ViroPharma, Inc. 1                                                                           88,700             2,058,727
                                                                                                          ---------------
                                                                                                                6,538,279
-------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--14.0%
ArthroCare Corp. 1                                                                           22,200               994,338
-------------------------------------------------------------------------------------------------------------------------
Aspect Medical Systems, Inc. 1                                                               34,300             1,240,631
-------------------------------------------------------------------------------------------------------------------------
Hologic, Inc. 1                                                                              63,200             3,252,272
-------------------------------------------------------------------------------------------------------------------------
Intuitive Surgical, Inc. 1                                                                    8,000             1,101,200
-------------------------------------------------------------------------------------------------------------------------
IRIS International, Inc. 1                                                                   88,900             2,032,254
-------------------------------------------------------------------------------------------------------------------------
Kyphon, Inc. 1                                                                               26,300             1,093,291
-------------------------------------------------------------------------------------------------------------------------
LifeCell Corp. 1                                                                             38,000               824,600
-------------------------------------------------------------------------------------------------------------------------
Meridian Bioscience, Inc.                                                                    27,800               693,332
-------------------------------------------------------------------------------------------------------------------------
Neurometrix, Inc. 1                                                                          31,000             1,069,810
-------------------------------------------------------------------------------------------------------------------------
Quidel Corp. 1                                                                               90,000               899,100
-------------------------------------------------------------------------------------------------------------------------
Regeneration Technologies, Inc. 1,2                                                          76,600               605,140
-------------------------------------------------------------------------------------------------------------------------
Spectranetics Corp. (The) 1                                                                  50,000               517,000
-------------------------------------------------------------------------------------------------------------------------
Syneron Medical Ltd. 1                                                                       25,900               720,538
-------------------------------------------------------------------------------------------------------------------------
Ventana Medical Systems, Inc. 1                                                              32,000             1,290,880
-------------------------------------------------------------------------------------------------------------------------
Vital Images, Inc. 1                                                                         27,300               834,015
                                                                                                          ---------------
                                                                                                               17,168,401
-------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--3.5%
Amedisys, Inc. 1                                                                             13,600               616,760
-------------------------------------------------------------------------------------------------------------------------
Chemed Corp.                                                                                 10,800               574,128


2                      |                        Oppenheimer Emerging Growth Fund

Oppenheimer Emerging Growth Fund

STATEMENT OF INVESTMENTS  January 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                             SHARES                 VALUE
-------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
-------------------------------------------------------------------------------------------------------------------------
Psychiatric Solutions, Inc. 1                                                                38,800       $     1,280,012
-------------------------------------------------------------------------------------------------------------------------
Radiation Therapy Services, Inc. 1                                                           61,300             1,832,870
                                                                                                          ---------------
                                                                                                                4,303,770
-------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--4.9%
Adams Respiratory Therapeutics, Inc. 1                                                       49,300             2,128,774
-------------------------------------------------------------------------------------------------------------------------
Aspreva Pharmaceuticals Corp. 1                                                              22,000               440,000
-------------------------------------------------------------------------------------------------------------------------
First Horizon Pharmaceutical Corp. 1                                                         48,500               815,285
-------------------------------------------------------------------------------------------------------------------------
Nektar Therapeutics 1                                                                        52,400             1,037,520
-------------------------------------------------------------------------------------------------------------------------
New River Pharmaceuticals, Inc. 1                                                            47,600             1,585,556
                                                                                                          ---------------
                                                                                                                6,007,135
INDUSTRIALS--5.0%
-------------------------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.6%
Hub Group, Inc., Cl. A 1                                                                     18,200               770,770
-------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.5%
UTEK Corp. 1,3                                                                               43,600               621,300
-------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.5%
Washington Group International, Inc.                                                         10,000               593,500
-------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--2.3%
Energy Conversion Devices, Inc. 1                                                            22,100             1,112,956
-------------------------------------------------------------------------------------------------------------------------
Energy Conversion Devices, Inc. 1                                                            20,000             1,007,200
-------------------------------------------------------------------------------------------------------------------------
Evergreen Solar, Inc. 1                                                                      43,600               672,748
                                                                                                          ---------------
                                                                                                                2,792,904
-------------------------------------------------------------------------------------------------------------------------
MACHINERY--1.1%
Ceradyne, Inc. 1                                                                             22,900             1,310,796
-------------------------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.0%
H&E Equipment Services, Inc. 1                                                                2,600                60,060
INFORMATION TECHNOLOGY--38.5%
-------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--4.6%
Arris Group, Inc. 1                                                                          32,300               379,848
-------------------------------------------------------------------------------------------------------------------------
F5 Networks, Inc. 1                                                                          24,200             1,565,740
-------------------------------------------------------------------------------------------------------------------------
Orckit Communications Ltd. 1                                                                 42,200             1,276,550
-------------------------------------------------------------------------------------------------------------------------
Powerwave Technologies, Inc. 1                                                               60,000               876,600
-------------------------------------------------------------------------------------------------------------------------
Redback Networks, Inc. 1                                                                     92,800             1,563,680
                                                                                                          ---------------
                                                                                                                5,662,418
-------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--2.0%
Aeroflex, Inc. 1                                                                             65,500               791,895
-------------------------------------------------------------------------------------------------------------------------
Brightpoint, Inc. 1                                                                          71,775             1,621,397
                                                                                                          ---------------
                                                                                                                2,413,292
-------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--5.9%
Akamai Technologies, Inc. 1                                                                  76,900             1,678,727
-------------------------------------------------------------------------------------------------------------------------
Bankrate, Inc. 1                                                                             20,000               760,200
-------------------------------------------------------------------------------------------------------------------------
Digital River, Inc. 1                                                                        22,300               748,834
-------------------------------------------------------------------------------------------------------------------------
j2 Global Communications, Inc. 1                                                             34,000             1,623,500
-------------------------------------------------------------------------------------------------------------------------
Openwave Systems, Inc. 1                                                                     57,400             1,237,544


3                      |                        Oppenheimer Emerging Growth Fund

Oppenheimer Emerging Growth Fund

STATEMENT OF INVESTMENTS  January 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                             SHARES                 VALUE
-------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES CONTINUED
ValueClick, Inc. 1                                                                           65,800       $     1,238,356
                                                                                                          ---------------
                                                                                                                7,287,161
-------------------------------------------------------------------------------------------------------------------------
IT SERVICES--2.4%
Aquantive, Inc. 1                                                                            80,000             2,080,800
-------------------------------------------------------------------------------------------------------------------------
SRA International, Inc., Cl. A 1                                                             28,100               892,456
                                                                                                          ---------------
                                                                                                                2,973,256
-------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--17.7%
Advanced Analogic Technologies, Inc. 1                                                       46,400               691,360
-------------------------------------------------------------------------------------------------------------------------
ATMI, Inc. 1                                                                                 41,800             1,404,480
-------------------------------------------------------------------------------------------------------------------------
Cohu, Inc.                                                                                   47,200             1,338,120
-------------------------------------------------------------------------------------------------------------------------
Diodes, Inc. 1                                                                               36,100             1,337,144
-------------------------------------------------------------------------------------------------------------------------
EMCORE Corp. 1                                                                              135,200             1,104,584
-------------------------------------------------------------------------------------------------------------------------
Hittite Microwave Corp. 1                                                                    37,400             1,047,200
-------------------------------------------------------------------------------------------------------------------------
Intevac, Inc. 1                                                                              68,000             1,081,880
-------------------------------------------------------------------------------------------------------------------------
MEMC Electronic Materials, Inc. 1                                                            33,100               945,998
-------------------------------------------------------------------------------------------------------------------------
Microsemi Corp. 1                                                                            63,800             1,942,072
-------------------------------------------------------------------------------------------------------------------------
Netlogic Microsystems, Inc. 1                                                                27,600             1,002,156
-------------------------------------------------------------------------------------------------------------------------
ON Semiconductor Corp. 1                                                                    158,800             1,192,588
-------------------------------------------------------------------------------------------------------------------------
PortalPlayer, Inc. 1                                                                         20,000               589,800
-------------------------------------------------------------------------------------------------------------------------
SiRF Technology Holdings, Inc. 1                                                             71,600             2,412,204
-------------------------------------------------------------------------------------------------------------------------
Standard Microsystems Corp. 1                                                                18,600               640,584
-------------------------------------------------------------------------------------------------------------------------
Supertex, Inc. 1                                                                             24,200               725,758
-------------------------------------------------------------------------------------------------------------------------
Trident Microsystems, Inc. 1                                                                 81,400             2,126,168
-------------------------------------------------------------------------------------------------------------------------
Varian Semiconductor Equipment Associates, Inc. 1                                            28,300             1,401,699
-------------------------------------------------------------------------------------------------------------------------
Vimicro International Corp., ADR 1                                                           60,700               694,408
                                                                                                          ---------------
                                                                                                               21,678,203
-------------------------------------------------------------------------------------------------------------------------
SOFTWARE--5.9%
Bottomline Technologies, Inc. 1                                                              94,700             1,090,944
-------------------------------------------------------------------------------------------------------------------------
MICROS Systems, Inc. 1                                                                       61,400             2,833,610
-------------------------------------------------------------------------------------------------------------------------
TALX Corp.                                                                                   30,300               949,602
-------------------------------------------------------------------------------------------------------------------------
Ultimate Software Group, Inc. (The) 1                                                        35,000               764,750
-------------------------------------------------------------------------------------------------------------------------
Wind River Systems, Inc. 1                                                                  114,600             1,533,348
                                                                                                          ---------------
                                                                                                                7,172,254
TELECOMMUNICATION SERVICES--2.4%
-------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.8%
NeuStar, Inc., Cl. A 1                                                                       33,500               971,835
-------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.6%
SBA Communications Corp. 1                                                                   93,100             2,034,235
                                                                                                          ---------------
Total Common Stocks (Cost $93,262,351)                                                                        122,380,988

                                                                                              UNITS
-------------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
-------------------------------------------------------------------------------------------------------------------------
Discovery Laboratories, Inc. Wts., Exp. 9/20/10 1,2  (Cost $0)                                6,800                26,120


4                      |                        Oppenheimer Emerging Growth Fund

Oppenheimer Emerging Growth Fund

STATEMENT OF INVESTMENTS  January 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL
                                                                                             AMOUNT                 VALUE
--------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.5%
--------------------------------------------------------------------------------------------------------------------------
Undivided interest of 0.08% in joint repurchase agreement (Principal
Amount/Value $781,426,000, with a maturity value of $781,521,291) with
UBS Warburg LLC, 4.39%, dated 1/31/06, to be repurchased at $592,072 on 2/1/06, collateralized by Federal Home Loan Mortgage Corp., 5%,
12/1/35, with a value of $799,056,396 (Cost $592,000)                                 $     592,000       $       592,000
--------------------------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $93,854,351)                                                100.2%          122,999,108
--------------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                                          (0.2)             (305,574)
                                                                                      ------------------------------------
Net Assets                                                                                    100.0%      $   122,693,534
                                                                                      ====================================

Footnotes to Statement of Investments

1. Non-income producing security.

2. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of January 31, 2006 was $631,260, which represents 0.51% of the Fund's net assets, of which $26,120 is considered restricted. See accompanying Notes to Quarterly Statement of Investments.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $621,300 or 0.51% of the Fund's net assets as of January 31, 2006.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                    $94,431,636
                                                  ============

Gross unrealized appreciation                     $29,996,946
Gross unrealized depreciation                      (1,429,474)
                                                  ------------
Net unrealized appreciation                       $28,567,472
                                                  ============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange


5                      |                        Oppenheimer Emerging Growth Fund

Oppenheimer Emerging Growth Fund

STATEMENT OF INVESTMENTS  January 31, 2006 / Unaudited
--------------------------------------------------------------------------------

at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

ILLIQUID OR RESTRICTED SECURITIES

As of January 31, 2006, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                                        ACQUISITION                              VALUATION AS OF           UNREALIZED
SECURITY                                       DATE            COST             JANUARY 31, 2006         APPRECIATION
---------------------------------------------------------------------------------------------------------------------
Discovery Laboratories, Inc. Wts.,          6/18/03        $     --                $      26,120         $     26,120
Exp. 9/20/10


6                      |                        Oppenheimer Emerging Growth Fund



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of January 31, 2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Emerging Growth Fund


By:   /S/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: March 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: March 15, 2006


By:   /S/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: March 15, 2006